FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL EXPENSES
Total financial expenses	$ 274.3	$ 340.9	$ 331.0
Third parties
FINANCIAL EXPENSES
Interest on long-term debt	313.0	369.3	366.1
Amortization of financing costs	8.7	9.0	8.0
Interest on lease liabilities	19.1	18.8	16.2
(Gain) loss on foreign currency translation of short-term monetary items	(1.8)	4.7	(0.6)
Other	2.0	5.6	5.2
Total financial expenses	341.0	407.4	394.9
Affiliated corporations
FINANCIAL EXPENSES
Interest on lease liabilities	0.8	1.1	1.3
Interest expense	108.6	100.4	126.2
Dividend income	(109.7)	(101.5)	(127.5)
Interest income	(66.4)	(66.5)	(63.9)
Total financial expenses	$ (66.7)	$ (66.5)	$ (63.9)